Additional Information-Parent Company Only Condensed Financial Information statement of comprehensive income (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
General and administrative expenses	¥ 290,765	$ 40,953	¥ 260,208	¥ 252,214
Loss from operations	(61,047)	(8,598)	(102,805)	(32,570)
Net (loss)/income	21,280	2,997	(65,554)	(8,371)
Other comprehensive (loss)/income:
Foreign currency translation adjustment	(14,078)	(1,983)	(87,998)	31,399
Parent company
Operating expenses:
General and administrative expenses	(8,786)	(1,237)	(9,659)	(9,556)
Loss from operations	(8,786)	(1,237)	(9,659)	(9,556)
Share of (loss)/income of subsidiaries and VIEs	17,230	2,427	(55,104)	(1,412)
Income/(loss) from non-operations	12,836	1,808	(791)	2,597
Net (loss)/income	21,280	2,998	(65,554)	(8,371)
Other comprehensive (loss)/income:
Foreign currency translation adjustment	14,078	1,983	87,998	(31,399)
Comprehensive (loss)/income attributable to ordinary shareholders of the Company	¥ 35,358	$ 4,981	¥ 22,444	¥ (39,770)